SHARE BASED PAYMENTS - Summary of Fair Value Inputs (Details)	Aug. 27, 2021 € / $ $ / shares	Aug. 27, 2021 € / $ € / shares	Dec. 31, 2021 $ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 ₪ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 ₽ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 ₪ / €	Dec. 31, 2020 ₽ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing rates			0.641459	0.138672	1.192944	0.011873	0.284493	0.020204	0.043068	0.011809	0.653539	0.883697	1.112347	0.253505	0.010933	0.616599	0.81493
Time-vesting SOP | Pre-Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | (per share)	$ 11.13	€ 9.47
Closing rates | € / $	0.85	0.85
Dividend yield	0.00%	0.00%
Expected volatility	70.00%	70.00%
Time-vesting SOP | Pre-Modification | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%	0.00%
Time-vesting SOP | Pre-Modification | Germany
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	(0.68%)	(0.68%)
Time-vesting SOP | Post-Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares	$ 11.13
Dividend yield	0.00%	0.00%
Expected volatility	70.00%	70.00%
Time-vesting SOP | Post-Modification | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.05%	0.05%
Time-vesting SOP | Post-Modification | Germany
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%	0.00%
Production milestone | Pre-Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | (per share)	$ 11.13	€ 9.47
Closing rates | € / $	0.85	0.85
Dividend yield	0.00%	0.00%
Expected volatility	120.00%	120.00%
Production milestone | Pre-Modification | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%	0.00%
Production milestone | Pre-Modification | Germany
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	(0.69%)	(0.69%)
Production milestone | Post-Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares	$ 11.13
Dividend yield	0.00%	0.00%
Expected volatility	120.00%	120.00%
Production milestone | Post-Modification | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.12%	0.12%
Production milestone | Post-Modification | Germany
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%	0.00%
Contribution milestone | Pre-Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | (per share)	$ 11.13	€ 9.47
Closing rates | € / $	0.85	0.85
Dividend yield	0.00%	0.00%
Expected volatility	119.00%	119.00%
Contribution milestone | Pre-Modification | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%	0.00%
Contribution milestone | Pre-Modification | Germany
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	(0.70%)	(0.70%)
Contribution milestone | Post-Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price | $ / shares	$ 11.13
Dividend yield	0.00%	0.00%
Expected volatility	119.00%	119.00%
Contribution milestone | Post-Modification | US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.16%	0.16%
Contribution milestone | Post-Modification | Germany
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.00%	0.00%